INTEREST IN OTHER ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST IN OTHER ENTITIES
Significant subsidiaries, associates and joint operations
		December	December	Fiscal
	Place	31,2021	31,2020	2021
	Of	Ownership	Ownership	Participating	Accounting
	Business	Interest (1)	Interest (1)	Interest (2)	Method
Subsidiaries
Denison Mines Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada	100.00%	100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda	100.00%	100.00%	N/A	Consolidation

Joint Operations
Waterbury Lake Uranium Corp(3)	Canada	60.00%	60.00%	100%	Voting Share(4)
Waterbury Lake Uranium LP(3)	Canada	66.90%	66.90%	100%	Voting Share(4)

Joint Venture
JCU	Canada	50.00%	nil %	50.00%	Equity(4)

Key Contractual Arrangements
Wheeler River Joint Venture	Canada	90.00%	90.00%	90.00%(6)	Denison Share(6)
Midwest Joint Venture	Canada	25.17%	25.17%	25.17%	Denison Share(6)
Mann Lake Joint Venture	Canada	30.00%	30.00%	N/A (7)	Denison Share(6)
Wolly Joint Venture	Canada	21.32%	21.89%	nil%	Denison Share(6)
McClean Lake Joint Venture	Canada	22.50%	22.50%	22.50%	Denison Share(6)